Consolidated Statements of Changes in Shareholders' Equity - CAD ($) shares in Thousands, $ in Millions	Total	Issued capital Class A Voting Shares	Issued capital Class B Non-Voting Shares	Retained earnings	FVTOCI investment reserve	Hedging reserve	Equity investment reserve
Shareholders' equity, beginning balance at Dec. 31, 2019	$ 9,416	$ 71	$ 397	$ 7,419	$ 1,265	$ 263	$ 1
Number of shares, beginning balance at Dec. 31, 2019		111,154	393,771
Net income for the year	1,592			1,592
Other comprehensive income (loss):
Defined benefit pension plans, net of tax	(89)			(89)
FVTOCI investments, net of tax	(262)				(262)
Derivative instruments accounted for as hedges, net of tax	(69)					(69)
Share of equity-accounted investments, net of tax	(5)						(5)
Other comprehensive income (loss) for the year	(425)			(89)	(262)	(69)	(5)
Comprehensive income for the year	1,167			1,503	(262)	(69)	(5)
Reclassification to retained earnings for disposition of FVTOCI investments	0			4	(4)
Transactions with shareholders recorded directly in equity:
Dividends declared	(1,010)			(1,010)
Total transactions with shareholders	(1,010)	$ 0	$ 0	(1,010)
Total transactions with shareholders (in shares)		0	0
Shareholders' equity, ending balance at Dec. 31, 2020	9,573	$ 71	$ 397	7,916	999	194	(4)
Number of shares, ending balance at Dec. 31, 2020		111,154	393,771
Net income for the year	1,558			1,558
Other comprehensive income (loss):
Defined benefit pension plans, net of tax	435			435
FVTOCI investments, net of tax	7				7
Derivative instruments accounted for as hedges, net of tax	(33)					(33)
Share of equity-accounted investments, net of tax	2						2
Other comprehensive income (loss) for the year	411			435	7	(33)	2
Comprehensive income for the year	1,969			1,993	7	(33)	2
Reclassification to retained earnings for disposition of FVTOCI investments	0			13	(13)
Transactions with shareholders recorded directly in equity:
Dividends declared	(1,010)			(1,010)
Share class exchange	0
Share class exchange (in shares)		(1)	1
Total transactions with shareholders	(1,010)	$ 0	$ 0	(1,010)
Total transactions with shareholders (in shares)		(1)	1
Shareholders' equity, ending balance at Dec. 31, 2021	$ 10,532	$ 71	$ 397	$ 8,912	$ 993	$ 161	$ (2)
Number of shares, ending balance at Dec. 31, 2021		111,153	393,772